Annual Total Returns [BarChart] - AZL Gateway Fund - AZL Gateway Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.06%
Annual Return 2012	4.15%
Annual Return 2013	8.44%
Annual Return 2014	3.09%
Annual Return 2015	1.98%
Annual Return 2016	4.84%
Annual Return 2017	9.46%
Annual Return 2018	(4.65%)
Annual Return 2019	10.82%
Annual Return 2020	7.30%